LOAN RECElVABLE	3 Months Ended
Mar. 31, 2026
Notes and other explanatory information [abstract]
LOAN RECElVABLE

5.	LOAN RECElVABLE

	2026-03-31	2025-12-31
	$	$
Loan from non-related companies (a)	50,000	50,000
Loan from non-related companies (b)	27,347	27,347
	77,347	77,347

a)	This is an unsecured loan to a non-related company entered into on December 23, 2025 bearing interest at 5% per annum and repayable on June 30, 2026.

b)	This is an unsecured loan to a non-related individual entered into on December 23, 2025 bearing interest at 5% per annum and repayable on June 30, 2026.